Operating Lease Liabilities (Details) - Schedule of operating lease liabilities - USD ($)		6 Months Ended
		Dec. 31, 2021	Jun. 30, 2021
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Total operating lease liabilities		$ 2,213,010	$ 2,234,355
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[1]	2,018,072	1,951,867
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[2]	$ 194,938	$ 282,488

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. The installments were paid every five years. As of December 31, 2021, the Company has paid $696,584 for the first installment to the lessee.
[2]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. The installments were paid every year. As of December 31, 2021, the Company has paid $ 61,919 to the lessee.